Segment reporting (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement	$ (91)
Increase / (decrease) in total assets due to restatement	35,600
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement	(69)
Increase / (decrease) in total assets due to restatement	26,900
Asset Management
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement	1
Investment Bank
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement	25
Increase / (decrease) in total assets due to restatement	21,400
Group Items
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement	134
Increase / (decrease) in total assets due to restatement	$ (83,900)